Share Capital and Dividends - Schedule of Share Options Outstanding and Exercisable (Details)	Mar. 31, 2019 CAD ($) shares Year	Mar. 31, 2019 USD ($) shares Year	Nov. 01, 2018 CAD ($)	Mar. 31, 2018 CAD ($) shares Year	Mar. 31, 2017 CAD ($) shares Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.90		$ 4.50
Canada, Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	1,933,160	1,933,160		1,296,660	1,040,160
Weighted average remaining exercise period – in years | Year	6.87	6.87		6.52	6.80
Canada, Dollars | Exercise Price, 1.90
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.90			$ 1.90	$ 1.90
Stock options exercisable | shares	363,160	363,160		363,160	363,160
Weighted average remaining exercise period – in years | Year	3.45	3.45		4.50	5.50
Canada, Dollars | Exercise Price, 1.92
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.92			$ 1.92	$ 1.92
Stock options exercisable | shares	100,000	100,000		100,000	100,000
Weighted average remaining exercise period – in years | Year	3.00	3.00		4.50	5.50
Canada, Dollars | Exercise Price, 2.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.21			$ 2.21	$ 2.21
Stock options exercisable | shares	115,000	115,000		115,000	117,500
Weighted average remaining exercise period – in years | Year	5.03	5.03		6.00	7.00
Canada, Dollars | Exercise Price, 2.46
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.46			$ 2.46	$ 2.46
Stock options exercisable | shares	100,000	100,000		100,000	100,000
Weighted average remaining exercise period – in years | Year	4.00	4.00		5.00	6.00
Canada, Dollars | Exercise Price, 2.87
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.87			$ 2.87	$ 2.87
Stock options exercisable | shares	120,000	120,000		120,000	132,500
Weighted average remaining exercise period – in years | Year	6.09	6.09		7.00	8.00
Canada, Dollars | Exercise Price, 2.96
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.96			$ 2.96	$ 2.96
Stock options exercisable | shares	188,500	188,500		192,000	223,000
Weighted average remaining exercise period – in years | Year	7.01	7.01		8.00	9.00
Canada, Dollars | Exercise Price, 3.29
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.29			$ 3.29	$ 3.29
Stock options exercisable | shares	4,000	4,000		4,000	4,000
Weighted average remaining exercise period – in years | Year	7.67	7.67		8.70	9.70
Canada, Dollars | Exercise Price, 3.80
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.80			$ 3.80	$ 3.80
Stock options exercisable | shares	262,500	262,500		302,500
Weighted average remaining exercise period – in years | Year	8.16	8.16		9.16
Canada, Dollars | Exercise Price, 3.80
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.90			$ 3.90	3.90
Stock options exercisable | shares	20,000	20,000
Weighted average remaining exercise period – in years | Year	9.89	9.89
Canada, Dollars | Exercise Price, 4.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.50			$ 4.50	$ 4.50
Stock options exercisable | shares	660,000	660,000
Weighted average remaining exercise period – in years | Year	9.59	9.59
United States of America, Dollars
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	690,382	690,382
Weighted average remaining exercise period – in years | Year	1.93	1.93
United States of America, Dollars | 2.26 to 3.20
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	259,266	259,266
Weighted average remaining exercise period – in years | Year	0.58	0.58
United States of America, Dollars | 2.26 to 3.20 | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 2.26
United States of America, Dollars | 2.26 to 3.20 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 3.20
United States of America, Dollars | 3.86 to 4.45
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	44,096	44,096
Weighted average remaining exercise period – in years | Year	2.81	2.81
United States of America, Dollars | 3.86 to 4.45 | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 3.86
United States of America, Dollars | 3.86 to 4.45 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 4.45
United States of America, Dollars | 4.59 to 4.85
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	198,834	198,834
Weighted average remaining exercise period – in years | Year	2.12	2.12
United States of America, Dollars | 4.59 to 4.85 | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 4.59
United States of America, Dollars | 4.59 to 4.85 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 4.85
United States of America, Dollars | 4.90 to 5.45
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock options exercisable | shares	188,186	188,186
Weighted average remaining exercise period – in years | Year	3.39	3.39
United States of America, Dollars | 4.90 to 5.45 | Bottom of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 4.90
United States of America, Dollars | 4.90 to 5.45 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 5.45